September 15, 2003

                             DREYFUS LIFETIME PORTFOLIOS, INC.
                                       INCOME PORTFOLIO
                                 GROWTH AND INCOME PORTFOLIO
                                       GROWTH PORTFOLIO

                      SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2003

Jocelin A. Reed, CFA, is the primary portfolio manager for each portfolio.
Since 1996, Ms. Reed has been employed by Mellon Equity Associates, each portfolio's subinvestment adviser and an affiliate of Dreyfus.

                                                                       DRPs0903